Pay vs Performance Disclosure	12 Months Ended
	Dec. 27, 2025 USD ($) pERCENTILERANK	Dec. 28, 2024 USD ($) pERCENTILERANK	Dec. 30, 2023 USD ($) pERCENTILERANK	Dec. 31, 2022 USD ($) pERCENTILERANK	Dec. 25, 2021 USD ($) pERCENTILERANK
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non- PEO NEOs(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	TSR Percentile Rank(5)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	5,481,644	12,862,275	1,564,817	1,625,534	136.4	200.7	54.4	67.4
2024	5,303,605	8,147,045	1,964,562	2,944,343	107.8	155.9	69.6	54.8
2023	6,727,849	13,476,551	2,727,617	5,101,521	98.0	136.0	82.4	85.7
2022	5,111,932	(2,441,277)	1,987,354	(897,158)	52.2	100.5	50.7	36.6
2021	5,231,873	2,791,024	2,082,660	1,146,973	104.5	143.7	83.9	7.9

Company Selected Measure Name	TSR Percentile Rank
Named Executive Officers, Footnote	Michael D. Slessor, our President and CEO, was our PEO for each year presented. The Non-PEO NEOs for 2025 were Shai Shahar and Aric McKinnis, former and current CFO respectively, with Shai Shahar being the only Non-PEO NEO for the years 2021-2024.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Semiconductors Select Industry Index, which we also utilize in the stock price performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 27, 2025. The comparison assumes $100 was invested for the period starting December 26, 2020, through the end of the applicable year reflected in the table, in the Company and in the S&P Semiconductors Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,481,644	$ 5,303,605	$ 6,727,849	$ 5,111,932	$ 5,231,873
PEO Actually Paid Compensation Amount	$ 12,862,275	8,147,045	13,476,551	(2,441,277)	2,791,024
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to PEO ($)
2025	5,481,644	4,398,770	11,779,401	12,862,275
2024	5,303,605	3,960,445	6,803,885	8,147,045
2023	6,727,849	5,980,079	12,728,781	13,476,551
2022	5,111,932	4,258,925	(3,294,284)	(2,441,277)
2021	5,231,873	4,189,734	1,748,885	2,791,024

Non-PEO NEO Average Total Compensation Amount	$ 1,564,817	1,964,562	2,727,617	1,987,354	2,082,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,625,534	2,944,343	5,101,521	(897,158)	1,146,973
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for Dr. Slessor and the non-PEO NEOs as set forth in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,564,817	962,131	1,022,848	1,625,534
2024	1,964,562	1,212,913	2,192,694	2,944,343
2023	2,727,617	2,286,957	4,660,861	5,101,521
2022	1,987,354	1,490,639	(1,393,873)	(897,158)
2021	2,082,660	1,512,967	577,280	1,146,973
(1)The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the cumulative TSR over the five most recently completed fiscal years of the Company and the S&P Semiconductors Select Industry Index.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the Company’s net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and TSR Percentile Rank

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the Company’s TSR Percentile Rank during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the cumulative TSR over the five most recently completed fiscal years of the Company and the S&P Semiconductors Select Industry Index.
Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the Company’s net income during the five most recently completed fiscal years.
Relationship Between Compensation Actually Paid and TSR Percentile Rank

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the Company’s TSR Percentile Rank during the five most recently completed fiscal years.

Tabular List of Most Important Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Performance Measures
Total Shareholder Return
Adjusted Operating Income
Total Shareholder Percentile Rank

Tabular List, Table
Tabular List of Most Important Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Performance Measures
Total Shareholder Return
Adjusted Operating Income
Total Shareholder Percentile Rank

Total Shareholder Return Amount	$ 136.4	107.8	98.0	52.2	104.5
Peer Group Total Shareholder Return Amount	200.7	155.9	136.0	100.5	143.7
Net Income (Loss)	$ 54,400,000	$ 69,600,000	$ 82,400,000	$ 50,700,000	$ 83,900,000
Company Selected Measure Amount | pERCENTILERANK	0.674	0.548	0.857	0.366	0.079
PEO Name	Michael D. Slessor
Equity Awards Adjustments, Footnote
Principal Executive Officer

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	11,096,308	3,379,446	327,001	(3,023,354)	—	—	11,779,401
2024	4,247,075	1,737,266	142,954	676,590	—	—	6,803,885
2023	7,413,921	5,029,766	214,342	70,752	—	—	12,728,781
2022	2,055,593	(5,015,629)	—	(334,248)	—	—	(3,294,284)
2021	4,833,797	(1,385,403)	—	(1,699,509)	—	—	1,748,885

Other Named Executive Officers

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,042,917	563,985	—	(584,054)	—	—	1,022,848
2024	1,300,696	594,253	43,781	253,964	—	—	2,192,694
2023	2,767,243	1,786,740	107,207	(329)	—	—	4,660,861
2022	719,464	(1,980,401)	—	(132,936)	—	—	(1,393,873)
2021	1,745,546	(579,687)	—	(588,579)	—	—	577,280

Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Percentile Rank
Non-GAAP Measure Description	We determined TSR Percentile Rank relative to the constituents of the S&P Semiconductors Select Industry Index, with the constituents determined as of the end of the most recent year, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025. This column presents the TSR Percentile Rank (or the relative ranking of the company's TSR as compared to the TSRs of the companies included in the S&P Semiconductors Select Industry Index) for each covered year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,398,770)	$ (3,960,445)	$ (5,980,079)	$ (4,258,925)	$ (4,189,734)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,779,401	6,803,885	12,728,781	(3,294,284)	1,748,885
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,096,308	4,247,075	7,413,921	2,055,593	4,833,797
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,379,446	1,737,266	5,029,766	(5,015,629)	(1,385,403)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,001	142,954	214,342	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,023,354)	676,590	70,752	(334,248)	(1,699,509)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(962,131)	(1,212,913)	(2,286,957)	(1,490,639)	(1,512,967)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,022,848	2,192,694	4,660,861	(1,393,873)	577,280
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,042,917	1,300,696	2,767,243	719,464	1,745,546
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563,985	594,253	1,786,740	(1,980,401)	(579,687)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	43,781	107,207	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-US [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (584,054)	$ 253,964	$ (329)	$ (132,936)	$ (588,579)